Loans Receivable - Summary of Movements in Loans Receivable (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Borrowings [Abstract]
Loans receivable	€ 718
Loan provided		€ 709
Accrued finance expense	10	€ 9
Repayment of loan	€ (728)